Inventories, Net - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Portion of finished goods stored at customer locations under consignment	$ 69	$ 19
Allowance for obsolescence	$ 84	$ 64